Loss per share (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Loss Per Share

	December 31,
	2016			2017			2018
	Loss £	Weighted shares number	Loss per share £	Loss £	Weighted shares number	Loss per share £	Loss £	Weighted shares number	Loss per share £
Basic and diluted	(28,390,280)	44,789,893	(0.63)	(38,799,054)	69,012,348	(0.56)	(32,028,740)	71,144,786	(0.45)